Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 23, 2023	Mar. 13, 2023	Dec. 23, 2021	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Convertible preferred stock dividends paid						$ 871	$ 537	$ 69
Aggregate sale price for the vessels			$ 8,900
Loan outstanding			$ 5,780
Pyxis Lamda [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Outstanding loan amount	$ 19,435
Remaining loan amount	18,685
Subsequent Event [Member] | Maritime Investors Corp [Member]
Subsequent Event [Line Items]
Loan outstanding	6,000
Senior loan facility	3,000
Subsequent Event [Member] | Valentis [Member]
Subsequent Event [Line Items]
Loan outstanding				$ 3,000
Subsequent Event [Member] | Pyxis Malou [Member]
Subsequent Event [Line Items]
Aggregate sale price for the vessels	24,800
Loan outstanding	18,900
Subsequent Event [Member] | Pyxis Lamda [Member]
Subsequent Event [Line Items]
Loan outstanding	$ 750
Subsequent Event [Member] | Pyxis Karteria [Member]
Subsequent Event [Line Items]
Loan outstanding		$ 15,500
Subsequent Event [Member] | Pyxis Karteria [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Interest rate		2.70%
Subsequent Event [Member] | Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Cash dividends per share					$ 0.1615
Convertible preferred stock dividends paid					$ 208